INCOME TAXES	12 Months Ended
Mar. 31, 2022
INCOME TAXES
Income Taxes
14.	INCOME TAXES

(a)	Provision for current tax

No provision has been made for current income taxes as the Company has no taxable income.

(b)	Provision for deferred tax

As future taxable profits of the Company are uncertain, no deferred tax asset has been recognized.

At March 31, 2022, the Company has unused non-capital loss carry forwards of approximately $11,00,000 (March 31, 2021 - $10.7 million; March 31, 2020 - $9.8 million).

At March 31, 2022, the Company has resource tax pools of approximately $31,000,000 (March 31, 2021 - $31 million; March 31, 2020 - $31.3 million) available in Canada, which may be carried forward and utilized to offset future taxes related to certain resource income.

(c)	Reconciliation of effective tax rate

	March 31, 2022	March 31, 2020
Income (loss) for the year	$1,078,937	$1,360,699
Total income tax expense	–	–
Loss excluding income tax	1,078,937	1,360,699

Income tax expense (recovery) using the Company’s tax rate	(291,000)	367,000
Non-deductible expenses and other	107,000	(577,000)
Temporary difference booked to reserve	(199,000)	16,000
Deferred income tax assets not recognized	383,000	194,000
	$–	$–

The Company’s statutory tax rate was 27% (2021 – 27%; 2020 – 27%) and its effective tax rate is nil (2021 – nil; 2020 – nil).

(d)	Deductible temporary differences

At March 31, 2022, the Company had the following deductible temporary differences for which no deferred tax asset was recognized:

Expiry	Tax losses (capital)	Tax losses (non-capital)	Resources pools	Other
Within one year	$–	$–	$–	$–
One to five years	–	–	–	–
After five years	–	11,423,000	–	1,011,000
No expiry date	2,030,000	–	31,210,000	77,000
	$2,030,000	$11,423,000	$31,210,000	$1,088,000